INVENTORY (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023
Inventory Disclosure [Abstract]
Schedule Of inventories

	June 30, 2024	September 30, 2023
Inventory
Raw materials	$21,134,725	$13,733,385
Work in process	6,737,094	3,136,590
Finished goods	300,665	-
Finished goods delivered to dealer for distribution	9,662,400	937,322
Less: inventory write down to net realizable value	-	(1,000,284)
Total Inventory	$37,834,884	$16,807,013

September 30, 2023
Inventory
Work in process	3,136,590
Raw materials	13,733,385
Finished goods delivered to dealer for distribution	937,322
Less: write-down to net realizable value	(1,000,284)
Total Inventory	$16,807,013